Related Party Notes Payable (Details Narrative) (10-K) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Jan. 08, 2020	Dec. 31, 2019
Notes payable and accrued interest			$ 61,255	$ 85,752
Debt instrument maturity date		Apr. 30, 2020	Apr. 30, 2020
Debt interest rate			8.00%		6.00%
Annual monthly payments			$ 3,100
Debt term			24 months
Proceeds from related party debt				70,000
Debt discount		$ 1,421
Debt conversion amount			4,692
Minimum [Member]
Proceeds from related party debt			$ 3,500,000
Warrant [Member]
Debt discount				$ 49,880
Debt conversion shares				30,016
Warrant [Member] | Minimum [Member]
Warrant exercise price		$ 1.20	$ 0.30	$ 0.33		$ 15.56
Stock price			$ 0.12	$ 0.27
Bridge Note Agreements With related Parties [Member]
Debt principal amount				$ 70,000
Debt description				Upon entering into these bridge note agreements, the note-holders were issued one warrant for every $2.00 in principal loaned to the Company.
Debt conversion amount	$ 70,000
Accrued interest	$ 1,722
Debt conversion shares	215,166
Debt conversion price per share	$ 0.33
Bridge Note Agreements With related Parties [Member] | Warrant [Member]
Debt description				The note terms dictate 12% simple interest, compounding daily based on a 365-day year, paid out 6 months from the date of the note along with the principal amount loaned to the Company.
Warrant exercise price				$ 1.11
Debt discount				$ 15,677
Debt maturity date, description				These notes were to mature in calendar Q1 of 2019.
Conversion Agreements With related Parties [Member]
Debt principal amount			$ 70,000
Debt conversion amount			$ 20,000
Debt conversion price per share			$ 0.33
Equity issuance expense			$ 13,333
Stock price			$ 0.55
Note-Holder [Member]
Warrant exercise price			$ 0.33
Debt discount			$ 15,677
Debt conversion price per share			$ 2.00
Warrant issued shares			32,275